Consolidated Statements of Cash Flows - Parenthetical (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Loss on disposal of assets	[1]	$ 6	$ 10	$ 5

[1]	In previous years, 'Other non-cash adjustments' included a loss on disposal of assets amounting to $10 million in 2024 and $5 million in 2023. In the annual financial statements presented in 2025, these amounts have been separated from 'Other non-cash adjustments', as management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Other non-cash adjustments' category will provide users of the financial statements with more relevant information.